Earnings / (Loss) per share, Textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared and paid during the period	$ 502	$ 0	$ 0
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	70,087
Gain from re-purchase of the Series C preferred shares	$ 1,500	$ 0	$ 0